INTERIM CONDENSED STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 9	€ 8
Property, plant and equipment	5,907	6,251
Non-current financial assets	308	299
Total non-current assets	6,224	6,558
Current assets
Trade receivables	3,121	905
Other current assets	11,000	9,088
Contract Assets - Current	0	2,062
Cash and cash equivalents	66,335	75,283
Total current assets	80,456	87,339
TOTAL ASSETS	86,680	93,897
Shareholders’ equity
Share capital	1,423	1,414
Premiums related to share capital	312,743	312,742
Accumulated other comprehensive income	736	738
Treasury shares	(228)	(228)
Retained earnings	(314,578)	(276,810)
Net loss for the period	(21,872)	(39,700)
Total shareholders’ equity	(21,777)	(1,843)
Non-current liabilities
Non-current provisions	361	323
Non-current financial liabilities	44,168	45,543
Non-current contract liabilities	7,411	0
Total non-current liabilities	51,941	45,866
Current liabilities
Current provisions	619	760
Current financial liabilities	5,000	5,022
Trade payables and other payables	19,139	18,237
Other current liabilities	7,271	7,627
Deferred income	106	128
Current contract liabilities	24,381	18,100
Total current liabilities	56,516	49,873
Total Liabilities	108,457	95,739
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 86,680	€ 93,897